Deferred Acquisition Consideration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Changes in Contingent Deferred Acquisition Consideration	The following table presents changes in contingent deferred acquisition consideration, which is measured at fair value on a recurring basis using significant unobservable inputs, and a reconciliation to the amounts reported on the balance sheets as of March 31, 2020 and December 31, 2019.

	March 31,	December 31,
	2020	2019
Beginning Balance of contingent payments	$74,671	$82,598
Payments	(1,125)	(30,719)
Redemption value adjustments (1)	(2,575)	15,450
Additions - acquisitions and step-up transactions	1,389	7,145
Other (2)	(185)	197
Ending Balance of contingent payments	$72,175	$74,671
Fixed payments	561	549
	$72,736	$75,220

(1) Redemption value adjustments are fair value changes from the Company’s initial estimates of deferred acquisition payments and stock-based compensation charges relating to acquisition payments that are tied to continued employment. Redemption value adjustments are recorded within cost of services sold and office and general expenses on the Unaudited Condensed Consolidated Statement of Operations.
(2) Other primarily consists of translation adjustments.
The following table presents the impact to the Company’s statement of operations due to the redemption value adjustments for the contingent deferred acquisition consideration:

	Three Months Ended March 31,
	2020	2019
Income attributable to fair value adjustments	$(4,600)	$(7,643)
Stock-based compensation	2,025	809
Redemption value adjustments	$(2,575)	$(6,834)

The following table presents changes in contingent deferred acquisition consideration, which is measured at fair value on a recurring basis using significant unobservable inputs, and a reconciliation to the amounts reported on the balance sheets as of December 31, 2019 and December 31, 2018.

	December 31,
	2019	2018
Beginning balance of contingent payments	$82,598	$119,086
Payments	(30,719)	(54,947)
Redemption value adjustments (1)	15,450	3,512
Additions - acquisitions and step-up transactions	7,145	14,943
Other (2)	197	4
Ending balance of contingent payments	$74,671	$82,598
Fixed payments	549	1,097
	$75,220	$83,695
(1) Redemption value adjustments are fair value changes from the Company’s initial estimates of deferred acquisition payments and stock-based compensation charges relating to acquisition payments that are tied to continued employment. Redemption value adjustments are recorded within cost of services sold and office and general expenses on the Consolidated Statements of Operations.
(2) Other primarily consists of translation adjustments.
The following table presents the impact to the Company’s statement of operations due to the redemption value adjustments for the contingent deferred acquisition consideration for the twelve months ended December 31, 2019 and 2018:

	2019	2018
(Income) loss attributable to fair value adjustments	$5,402	$(3,679)
Stock-based compensation	10,048	7,191
Redemption value adjustments	$15,450	$3,512